Audit Information	12 Months Ended
Dec. 31, 2025
Auditor [Line Items]
Auditor Firm ID	185
Auditor Name	KPMG LLP
Auditor Location	Miami, Florida
Ernst & Young Société Anonyme
Auditor [Line Items]
Auditor Firm ID	1367
Auditor Name	Ernst & YoungSociété anonyme
Auditor Location	Luxembourg, Grand Duchy of Luxembourg